Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

This section is included to respond to Item 402(v) of Regulation S-K. For a more comprehensive analysis of the compensation of our named executive officers, please see the Executive Compensation section of this proxy statement. In the table and footnotes below, “PEO” refers to our principal executive officer, Michael Benstock.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary compensation table (SCT) total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(2)	Value of initial fixed $100 investment based on Total shareholder return ($)(3)	Net income (loss) ($)(in thousands)(4)
2024	5,080,138	5,490,958	2,708,644	2,910,444	86	12,004
2023	3,199,195	2,576,255	1,389,505	1,462,342(5)	65	8,772
2022	1,290,689	351,852	940,426	307,990(5)	46	(31,970)

(1) Reflects compensation amounts reported in the Summary Compensation Table for our chief executive officer, Michael Benstock, and collectively for our non-PEO named executive officers for the respective years shown. The following non-PEO named executive officers are included in the average figures shown:

2024: M. Koempel and J. Himelstein

2023: M. Koempel and J. Himelstein

2022: M. Koempel, A. Demott, P. Koosed, D. Leide and J. Himelstein; and

(2) Reflects compensation actually paid to our PEO and average compensation actually paid to our non-PEO named executive officers in 2024, 2023 and 2022, consisting of the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the following tables, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee with regard to the named executive officers’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of this proxy statement reporting pay for the fiscal years covered in the table above.

PEO Total Compensation Amount	$ 5,080,138	$ 3,199,195	$ 1,290,689
PEO Actually Paid Compensation Amount	$ 5,490,958	2,576,255	351,852
Adjustment To PEO Compensation, Footnote

The Company believes that the compensation shown in columns (b)-(e) for each of 2024, 2023 and 2022 is appropriate given the Company’s achieved TSR (column (f)) and Net Income (Loss) (column (g)) for each of those years, respectively. The Company also believes that the change in compensation year-over-year is indicative of the change in the Company’s achieved TSR and Net Income (Loss) between those years.

The PEO’s total compensation shown in the Summary Compensation Table for 2024 was 158.8% of the amount for 2023, and his compensation actually paid in 2024 was 213.1% of the amount in 2023. For the non-PEO named executive officers, the average total compensation shown in the Summary Compensation Table for 2024 was 194.9% of the amount for 2023, and compensation actually paid in 2024 was 157.5% of the amount in 2023. This compares to a TSR in 2024 that was 132.0% of the TSR in 2023, and a net income amount that changed from $8.8 million in 2023 to $12.0 million in 2024.

The PEO’s total compensation shown in the Summary Compensation Table for 2023 was 247.9% of the amount for 2022, and his compensation actually paid in 2023 was 732.2% of the amount in 2022. For the non-PEO named executive officers, the average total compensation shown in the Summary Compensation Table for 2023 was 147.8% of the amount for 2022, and compensation actually paid in 2023 was 474.8% of the amount in 2022. This compares to a TSR in 2023 that was 141.3% of the TSR in 2022, and a net income (loss) amount that changed from ($32.0) million in 2022 to $8.8 million in 2023.

Please refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 for a comprehensive discussion of, including the reasons for, the Company’s financial results for fiscal year 2024.

PEO
Year	2024	2023	2022
Summary Compensation Table (SCT) Total Compensation	$5,080,138	$3,199,195	$1,290,689
Deduct: Amounts Reported under the "Stock Awards" Column in the SCT	(2,859,888)	(1,160,391)	(352,557)
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	(279,383)	(137,386)	(259,821)
Deduct: Change in pension value and nonqualified deferred compensation earnings	(411,136)	(887,955)	-
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	3,193,256	1,416,903	307,889
Add: Fair Value of Awards Granted during the year that Vested during the year			-
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	468,794	116,201	(518,503)
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	299,177	29,688	(115,845)
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year		-	-
Add: Based upon Incremental Fair Value of Awards Modified during year			-
Add: Based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award			-
Compensation Actually Paid	$5,490,958	$2,576,255	$351,852

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest. For performance shares, the grant date fair value is based on a Monte Carlo simulation model as of the grant date assuming target performance.

Non-PEO NEO Average Total Compensation Amount	$ 2,708,644	1,389,505	940,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,910,444	1,462,342	307,990
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEOs
Year	2024	2023	2022
	Average	Average	Average
	See Column (d) note above	See Column (d) note above	See Column (d) note above
Summary Compensation Table (SCT) Total Compensation	$2,708,644	$1,389,505	$940,426
Deduct: Amounts Reported under the "Stock Awards" Column in the SCT	(1,429,753)	(124,295)	(24,000)
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	(32,719)	(68,693)	(51,366)
Deduct: Change in pension value and nonqualified deferred compensation earnings	-	-	-
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	1,463,988	197,267	41,770
Add: Fair Value of Awards Granted during the year that Vested during the year		-	-
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	117,057	66,263	(587,872)
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	83,226	2,295	(10,968)
Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year		-	-
Add: Based upon Incremental Fair Value of Awards Modified during year		-	-
Add: Based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award		-	-
Compensation Actually Paid	$2,910,444	$1,462,342	$307,990

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end. Time-based restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vesting. For performance shares, the grant date fair value is based on a Monte Carlo simulation model as of the grant date assuming target performance.

(3) For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2024, 2023 and 2022, respectively.

(4) Reflects “Net Income (loss)” in the Company’s Consolidated Statements of Comprehensive Income (Loss) included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022, respectively.

(5) Reflects corrections of amounts disclosed in last year’s proxy statement, which were incorrectly calculated as too high.

Total Shareholder Return Amount	$ 86	65	46
Net Income (Loss)	12,004,000	8,772,000	(31,970,000)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,136)	(887,955)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,193,256	1,416,903	307,889
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,794	116,201	(518,503)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,177	29,688	(115,845)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,859,888)	(1,160,391)	(352,557)
PEO | Amounts Reported Under the Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,383)	(137,386)	(259,821)
PEO | Fair Value of Awards Granted Prior to Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,463,988	197,267	41,770
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,057	66,263	(587,872)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,226	2,295	(10,968)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,753)	(124,295)	(24,000)
Non-PEO NEO | Amounts Reported Under the Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,719)	(68,693)	(51,366)
Non-PEO NEO | Fair Value of Awards Granted Prior to Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0